CONDENSED CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net income	$ 67	$ 82
Other comprehensive income:
Adjustments for supplemental executive retirement plans	3	0
Other comprehensive income before income taxes	3	0
Income tax expense related to items of other comprehensive income	0	0
Total other comprehensive income, net of tax	3	0
Comprehensive income	70	82
Less: Preferred stock dividends	6	6
Less: Comprehensive income attributable to noncontrolling interests	3	3
Comprehensive income attributable to Tenet Healthcare Corporation common shareholders	$ 61	$ 73